Consolidated Schedule of Investments (unaudited) September 30, 2023	BlackRock Science and Technology Term Trust (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 2.5%
Tesla, Inc.(a)	156,084	$39,055,339

Broadline Retail(a) — 2.0%
Coupang, Inc., Class A	588,256	10,000,352
MercadoLibre, Inc.	16,378	20,765,339

		30,765,691

Chemicals — 0.4%
Fujimi, Inc.	268,100	5,383,440

Communications Equipment — 1.2%
Accton Technology Corp.	1,188,000	18,226,501

Consumer Finance — 1.0%
Kaspi.KZ JSC, GDR, Registered Shares(b)	158,379	15,331,087

Diversified Consumer Services — 0.2%
Think & Learn Private Ltd., (Acquired 09/30/20, Cost: $7,113,729)(c)(d)	4,651	3,503,142

Electronic Equipment, Instruments & Components — 6.5%
Delta Electronics, Inc.	1,408,000	14,181,263
Ibiden Co. Ltd.	232,500	12,331,876
Jabil, Inc.	290,548	36,867,636
Lotes Co. Ltd.	253,000	6,465,474
Samsung SDI Co. Ltd.	32,939	12,448,058
Unimicron Technology Corp.	1,494,000	8,060,520
Yageo Corp.	580,000	9,444,608

		99,799,435

Entertainment — 3.2%
CD Projekt SA	102,908	2,940,307
Nexon Co. Ltd.	387,400	6,922,310
Roku, Inc., Class A(a)	94,319	6,657,978
Spotify Technology SA(a)	82,970	12,830,481
Take-Two Interactive Software, Inc.(a)	146,402	20,553,377

		49,904,453

Financial Services — 0.8%
GMO Payment Gateway, Inc.	113,500	6,192,967
Wise PLC, Class A(a)	815,450	6,800,329

		12,993,296

Hotels, Restaurants & Leisure(a) — 0.8%
Expedia Group, Inc.	50,881	5,244,305
Trip.com Group Ltd., ADR(e)	197,348	6,901,259

		12,145,564

Household Durables — 0.4%
Nikon Corp.	527,500	5,555,574

Interactive Media & Services — 1.1%
NAVER Corp.	60,667	9,070,607
Pinterest, Inc., Class A(a)	301,091	8,138,490

		17,209,097

IT Services — 4.9%
Automattic, Inc., Series E, (Acquired 02/03/21, Cost: $34,000,000)(c)(d)	400,000	20,248,000
CNEX Labs, Inc., (Acquired 12/14/21, Cost: $5,699,998)(c)(d)	1,161,804	2,358,462
Klarna Holdings AB, (Acquired 08/07/19, Cost: $23,354,997)(c)(d)	86,839	17,015,454

Security	Shares	Value

IT Services (continued)
MongoDB, Inc., Class A(a)(e)	68,308	$23,625,005
TRAX Ltd., Series D, (Acquired 09/12/19, Cost: $10,999,988)(c)(d)	293,333	7,823,191
TRAX Ltd., Series E, (Acquired 02/18/21, Cost: $9,999,998)(c)(d)	191,806	5,115,466

		76,185,578

Media — 1.6%
Informa PLC	2,696,754	24,625,320

Professional Services — 2.2%
Legalzoom.com, Inc.(a)	751,332	8,219,572
TransUnion	89,289	6,410,057
Wolters Kluwer NV	157,375	19,054,244

		33,683,873

Semiconductors & Semiconductor Equipment — 24.0%
Aixtron SE	186,602	6,834,999
Alchip Technologies Ltd.	161,000	13,495,160
Alphawave IP Group PLC(a)	5,215,855	7,267,533
ARM Holdings PLC, ADR(a)(f)	168,754	9,031,714
ASM International NV	64,945	27,120,544
ASPEED Technology, Inc.	125,000	10,767,797
Axcelis Technologies, Inc.(a)(f)	61,245	9,985,997
BE Semiconductor Industries NV	177,834	17,393,301
Credo Technology Group Holding Ltd.(a)	1,650,391	25,168,463
eMemory Technology, Inc.	100,000	6,278,375
Lasertec Corp.	84,800	13,187,451
Lattice Semiconductor Corp.(a)(f)	362,845	31,179,271
Marvell Technology, Inc.(e)	358,855	19,424,821
Monolithic Power Systems, Inc.(e)	50,139	23,164,218
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $7,000,000)(c)(d)	10,189	—
NVIDIA Corp.(g)	168,875	73,458,936
Rambus, Inc.(a)	319,744	17,838,518
SK Hynix, Inc.	243,003	20,573,763
Soitec SA(a)	152,227	25,263,030
Wolfspeed, Inc.(a)(e)	380,856	14,510,614

		371,944,505

Software — 16.9%
Altium Ltd.	750,551	20,721,156
Appier Group, Inc.(a)	488,100	5,192,514
Bill Holdings, Inc.(a)	59,507	6,460,675
Databricks, Inc., (Acquired 07/24/20, Cost: $5,501,686)(c)(d)	343,659	25,258,936
DataRobot, Inc., (Acquired 03/01/21, Cost: $1,384,813)(c)(d)	92,093	396,000
Fortinet, Inc.(a)	109,756	6,440,482
Freee KK(a)	455,000	8,987,733
Kinaxis, Inc.(a)	84,207	9,496,653
Klaviyo, Inc., Series A(f)	554,659	19,135,735
Manhattan Associates, Inc.(a)	32,573	6,438,379
Palo Alto Networks, Inc.(a)	105,426	24,716,071
Rapid7, Inc.(a)	140,728	6,442,528
Samsara, Inc., Class A(a)	342,253	8,628,198
SentinelOne, Inc., Class A(a)	282,867	4,769,138
SiteMinder Ltd.(a)	3,404,143	10,091,364
Snorkel AI, Inc., (Acquired 10/13/20, Cost: $2,017,593)(c)(d)	500,250	4,352,175
Snyk Ltd., (Acquired 11/02/20, Cost: $9,287,400)(c)(d)	1,267,643	14,565,218

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Science and Technology Term Trust (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Synopsys, Inc.(a)(e)	119,512	$54,852,423
Unity Software, Inc.(a)	281,128	8,824,608
Xero Ltd.(a)	215,894	15,526,630

		261,296,616

Specialty Retail — 0.2%
Farfetch Ltd., Class A(a)(f)	1,458,153	3,047,540

Technology Hardware, Storage & Peripherals — 2.6%
Pure Storage, Inc., Class A(a)	712,622	25,383,596
Super Micro Computer, Inc.(a)	25,479	6,986,851
Wiwynn Corp.	180,000	8,393,514

		40,763,961

Total Common Stocks — 72.5% (Cost: $866,517,108)		1,121,420,012

Preferred Securities

Preferred Stocks — 28.7%(c)(d)

Communications Equipment — 1.0%
Astranis Space Technologies Corp., Series C, (Acquired 03/19/21, Cost: $17,000,010)	775,515	14,540,906

Consumer Staples Distribution & Retail — 2.7%
GrubMarket, Inc., Series D, (Acquired 07/23/20, Cost: $8,000,001)	1,762,969	41,905,773

Diversified Consumer Services — 1.8%
FlixMobility GmbH, Series F, (Acquired 07/26/19, Cost: $16,947,253)	850	23,688,422
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $14,251,080)	4,920	3,705,754

		27,394,176

Entertainment — 0.4%
ResearchGate GmbH, Series D, (Acquired 09/24/20, Cost: $6,999,988)	424,688	6,705,824

Financial Services(h) — 1.3%
Trumid Holdings LLC
Class J-A, (Acquired 07/24/20, Cost: $9,999,857)	20,154	10,268,866
Class J-B, (Acquired 07/24/20, Cost: $5,999,914)	20,154	10,268,866

		20,537,732

Interactive Media & Services — 3.3%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $33,777,337)	308,260	50,527,351

IT Services — 1.0%
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $12,000,008)	1,974,374	14,136,518
Farmer’s Business Network, Inc., Series F, (Acquired 07/31/20, Cost: $11,961,002)	361,834	1,671,673

		15,808,191

Professional Services — 0.7%
Rapyd Financial Network Ltd., Series E, (Acquired 03/31/21, Cost: $13,999,978)	190,705	11,272,573

Semiconductors & Semiconductor Equipment — 4.4%
PsiQuantum Corp.
Series C, (Acquired 09/09/19, Cost: $9,101,310)	1,962,335	46,389,599
Series D, (Acquired 05/21/21, Cost: $19,999,969)	762,595	21,375,538

		67,765,137

Security	Shares	Value

Software — 12.1%
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $13,200,019)	922,038	$67,769,793
Series G, (Acquired 02/01/21, Cost: $18,500,004)	312,909	22,998,812
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $11,499,999)	875,059	4,690,316
SambaNova Systems, Inc.
Series C, (Acquired 02/20/20, Cost: $33,904,161)	636,800	48,135,712
Series D, (Acquired 04/09/21, Cost: $6,999,979)	73,670	5,568,715
Snorkel AI, Inc., Series B, (Acquired 10/13/20, Cost: $999,996)	247,943	2,157,104
Snyk Ltd., (Acquired 11/02/20, Cost: $13,212,590)	2,663,936	30,608,625
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $6,801,016)	597,680	3,335,054
Series C, (Acquired 09/18/20, Cost: $7,994,787)	292,000	2,064,440

		187,328,571

		443,786,234

Total Preferred Securities — 28.7% (Cost: $293,150,258)		443,786,234

Total Long-Term Investments — 101.2% (Cost: $1,159,667,366)		1,565,206,246

Short-Term Securities

Money Market Funds — 1.4%
SL Liquidity Series, LLC, Money Market Series, 5.52%(i)(j)(k)	21,664,231	21,670,730

Total Short-Term Securities — 1.4% (Cost: $21,668,523)		21,670,730

Total Investments Before Options Written — 102.6% (Cost: $1,181,335,889)		1,586,876,976

Options Written — (0.7)%

(Premiums Received: $(13,336,557))		(10,499,903)

Total Investments, Net of Options Written — 101.9% (Cost: $1,167,999,332)		1,576,377,073

Liabilities in Excess of Other Assets — (1.9)%		(29,300,785)

Net Assets — 100.0%		$1,547,076,288

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $544,422,278, representing 35.2% of its net assets as of period end, and an original cost of $409,510,460.

(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	All or a portion of this security is on loan.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(h)	All or a portion of the security is held by a wholly-owned subsidiary.
(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Science and Technology Term Trust (BSTZ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$20,683,361	$—		$(20,683,361	)(b)	$—	$—	$—	—	$302,888		$—
SL Liquidity Series, LLC, Money Market Series	—	21,660,150	(b)	—		8,373	2,207	21,670,730	21,664,231	56,628	(c)	—

						$8,373	$2,207	$21,670,730		$359,516		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Coupang, Inc., Class A	669	10/06/23	USD	19.00	USD	1,137	$(2,007)
MongoDB, Inc., Class A	44	10/06/23	USD	420.00	USD	1,522	(352)
NVIDIA Corp.	243	10/06/23	USD	505.00	USD	10,570	(972)
Pinterest, Inc., Class A	380	10/06/23	USD	29.00	USD	1,027	(1,900)
SentinelOne, Inc., Class A	376	10/06/23	USD	19.50	USD	634	(5,640)
Take-Two Interactive Software, Inc.	203	10/06/23	USD	146.00	USD	2,850	(7,105)
Tesla, Inc.	148	10/06/23	USD	260.00	USD	3,703	(55,130)
Credo Technology Group Holding Ltd.	787	10/11/23	USD	17.00	USD	1,200	(5,511)
Bill Holdings, Inc.	95	10/13/23	USD	125.00	USD	1,031	(3,088)
Coupang, Inc., Class A	597	10/13/23	USD	19.00	USD	1,015	(1,493)
Jabil, Inc.	760	10/13/23	USD	107.00	USD	9,644	(1,529,083)
Marvell Technology, Inc.	295	10/13/23	USD	62.00	USD	1,597	(1,328)
MercadoLibre, Inc.	25	10/13/23	USD	1,380.00	USD	3,170	(10,000)
NVIDIA Corp.	129	10/13/23	USD	495.00	USD	5,611	(6,450)
Pinterest, Inc., Class A	222	10/13/23	USD	29.00	USD	600	(3,441)
Roku, Inc.	185	10/13/23	USD	90.00	USD	1,306	(925)
Tesla, Inc.	148	10/13/23	USD	280.00	USD	3,703	(22,274)
Unity Software, Inc.	390	10/13/23	USD	41.00	USD	1,224	(975)
Wolfspeed, Inc.	915	10/13/23	USD	47.00	USD	3,486	(9,150)
ARM Holdings PLC, ADR	337	10/20/23	USD	65.00	USD	1,804	(5,898)
Axcelis Technologies, Inc.	100	10/20/23	USD	175.00	USD	1,631	(32,000)
Credo Technology Group Holding Ltd.	2,684	10/20/23	USD	17.50	USD	4,093	(26,840)
Expedia Group, Inc.	112	10/20/23	USD	115.00	USD	1,154	(3,248)
Jabil, Inc.	425	10/20/23	USD	115.00	USD	5,393	(533,375)
Kinaxis, Inc.	148	10/20/23	CAD	175.00	CAD	2,267	(4,794)
Lattice Semiconductor Corp.	437	10/20/23	USD	95.50	USD	3,755	(30,073)
Legalzoom.com, Inc.	1,265	10/20/23	USD	14.00	USD	1,384	(56,925)
Manhattan Associates, Inc.	120	10/20/23	USD	200.00	USD	2,372	(51,600)
Marvell Technology, Inc.	295	10/20/23	USD	62.50	USD	1,597	(2,803)
MongoDB, Inc., Class A	79	10/20/23	USD	410.00	USD	2,732	(6,755)
Monolithic Power Systems, Inc.	120	10/20/23	USD	550.00	USD	5,544	(7,800)
NVIDIA Corp.	84	10/20/23	USD	455.00	USD	3,654	(68,040)
Pinterest, Inc., Class A	205	10/20/23	USD	30.00	USD	554	(2,768)
Pure Storage, Inc., Class A	1,160	10/20/23	USD	40.00	USD	4,132	(14,500)
Rambus, Inc.	605	10/20/23	USD	65.00	USD	3,375	(12,100)
Rapid7, Inc.	211	10/20/23	USD	50.00	USD	966	(14,770)
Samsara, Inc., Class A	528	10/20/23	USD	25.00	USD	1,331	(73,920)
Samsara, Inc., Class A	130	10/20/23	USD	35.00	USD	328	(1,300)
SentinelOne, Inc., Class A	376	10/20/23	USD	21.00	USD	634	(5,640)

3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Science and Technology Term Trust (BSTZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Spotify Technology SA	97	10/20/23	USD	165.00	USD	1,500	$(21,582)
Super Micro Computer, Inc.	59	10/20/23	USD	280.00	USD	1,618	(79,355)
Synopsys, Inc.	161	10/20/23	USD	440.00	USD	7,389	(399,280)
Take-Two Interactive Software, Inc.	192	10/20/23	USD	150.00	USD	2,695	(12,576)
Tesla, Inc.	225	10/20/23	USD	280.00	USD	5,630	(82,125)
TransUnion	357	10/20/23	USD	82.00	USD	2,563	(2,220)
Trip.com Group Ltd., ADR	397	10/20/23	USD	41.00	USD	1,388	(3,970)
Wolfspeed, Inc.	609	10/20/23	USD	50.00	USD	2,320	(7,613)
Bill Holdings, Inc.	143	10/27/23	USD	115.00	USD	1,553	(45,760)
Coupang, Inc., Class A	640	10/27/23	USD	19.50	USD	1,088	(4,160)
Expedia Group, Inc.	40	10/27/23	USD	110.00	USD	412	(5,060)
Fortinet, Inc.	224	10/27/23	USD	61.00	USD	1,314	(21,840)
MercadoLibre, Inc.	16	10/27/23	USD	1,410.00	USD	2,029	(14,560)
MongoDB, Inc., Class A	26	10/27/23	USD	375.00	USD	899	(18,395)
NVIDIA Corp.	113	10/27/23	USD	490.00	USD	4,915	(35,877)
Palo Alto Networks, Inc.	88	10/27/23	USD	250.00	USD	2,063	(19,624)
Pinterest, Inc., Class A	213	10/27/23	USD	28.00	USD	576	(20,128)
Roku, Inc.	192	10/27/23	USD	76.00	USD	1,355	(45,600)
SentinelOne, Inc., Class A	379	10/27/23	USD	19.00	USD	639	(10,423)
Spotify Technology SA	125	10/27/23	USD	180.00	USD	1,933	(25,937)
Super Micro Computer, Inc.	42	10/27/23	USD	285.00	USD	1,152	(60,060)
Tesla, Inc.	159	10/27/23	USD	275.00	USD	3,978	(100,567)
Unity Software, Inc.	385	10/27/23	USD	37.00	USD	1,209	(11,165)
Fortinet, Inc.	215	11/03/23	USD	61.00	USD	1,262	(42,462)
Marvell Technology, Inc.	444	11/03/23	USD	57.00	USD	2,403	(62,604)
MercadoLibre, Inc.	20	11/03/23	USD	1,300.00	USD	2,536	(113,000)
MongoDB, Inc., Class A	98	11/03/23	USD	370.00	USD	3,389	(104,615)
NVIDIA Corp.	192	11/03/23	USD	460.00	USD	8,352	(229,920)
Pinterest, Inc., Class A	265	11/03/23	USD	29.00	USD	716	(25,705)
Take-Two Interactive Software, Inc.	190	11/03/23	USD	142.00	USD	2,667	(85,975)
Tesla, Inc.	166	11/03/23	USD	260.00	USD	4,154	(209,575)
Credo Technology Group Holding Ltd.	840	11/07/23	USD	17.00	USD	1,281	(30,865)
Palo Alto Networks, Inc.	246	11/10/23	USD	245.00	USD	5,767	(143,910)
Spotify Technology SA	109	11/10/23	USD	170.00	USD	1,686	(55,045)
ARM Holdings PLC, ADR	338	11/17/23	USD	70.00	USD	1,809	(14,365)
Axcelis Technologies, Inc.	75	11/17/23	USD	196.00	USD	1,223	(25,954)
Coupang, Inc., Class A	900	11/17/23	USD	20.00	USD	1,530	(19,350)
Credo Technology Group Holding Ltd.	2,290	11/17/23	USD	17.50	USD	3,492	(74,425)
Expedia Group, Inc.	51	11/17/23	USD	110.00	USD	526	(18,232)
Kinaxis, Inc.	165	11/17/23	CAD	175.00	CAD	2,527	(17,615)
Lattice Semiconductor Corp.	170	11/17/23	USD	95.00	USD	1,461	(45,050)
Legalzoom.com, Inc.	1,060	11/17/23	USD	11.00	USD	1,160	(90,100)
Marvell Technology, Inc.	401	11/17/23	USD	62.50	USD	2,171	(23,458)
MercadoLibre, Inc.	20	11/17/23	USD	1,340.00	USD	2,536	(106,400)
MongoDB, Inc., Class A	26	11/17/23	USD	370.00	USD	899	(37,570)
Monolithic Power Systems, Inc.	97	11/17/23	USD	530.00	USD	4,481	(72,265)
NVIDIA Corp.	84	11/17/23	USD	475.00	USD	3,654	(97,860)
Palo Alto Networks, Inc.	87	11/17/23	USD	250.00	USD	2,040	(55,245)
Pinterest, Inc., Class A	220	11/17/23	USD	31.00	USD	595	(13,970)
Pure Storage, Inc., Class A	845	11/17/23	USD	40.00	USD	3,010	(33,800)
Rambus, Inc.	605	11/17/23	USD	65.00	USD	3,375	(68,062)
Samsara, Inc., Class A	550	11/17/23	USD	30.00	USD	1,387	(28,875)
Synopsys, Inc.	157	11/17/23	USD	480.00	USD	7,206	(162,495)
Trip.com Group Ltd., ADR	500	11/17/23	USD	39.00	USD	1,749	(27,500)
Unity Software, Inc.	371	11/17/23	USD	36.00	USD	1,165	(48,601)
Legalzoom.com, Inc.	680	12/15/23	USD	12.50	USD	744	(30,600)

							$(5,885,318)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Science and Technology Term Trust (BSTZ)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Alphawave IP Group PLC	Morgan Stanley & Co. International PLC	150,000	10/03/23	GBP	1.61	GBP	171	$—
Soitec SA	UBS AG	11,500	10/03/23	EUR	181.90	EUR	1,805	—
Accton Technology Corp.	Goldman Sachs International	115,000	10/05/23	USD	400.08	USD	56,954	(331,588)
Alphawave IP Group PLC	Morgan Stanley & Co. International PLC	100,000	10/05/23	GBP	1.62	GBP	114	—
Xero Ltd.	UBS AG	42,800	10/05/23	AUD	121.55	AUD	4,787	(667)
Altium Ltd.	Citibank N.A.	37,100	10/10/23	AUD	39.85	AUD	1,593	(82,689)
Freee KK	Bank of America N.A.	91,000	10/10/23	JPY	3,406.00	JPY	268,625	(4,209)
Samsung SDI Co. Ltd.	Morgan Stanley & Co. International PLC	16,900	10/10/23	USD	650,060.17	USD	8,618,241	(14)
Soitec SA	Morgan Stanley & Co. International PLC	12,000	10/10/23	EUR	191.54	EUR	1,884	(7)
Aixtron SE	Goldman Sachs International	64,400	10/11/23	EUR	37.62	EUR	2,231	(10,012)
Alphawave IP Group PLC	Morgan Stanley & Co. International PLC	100,000	10/11/23	GBP	1.62	GBP	114	—
Rapid7, Inc.	BNP Paribas SA	35,100	10/11/23	USD	51.02	USD	1,607	(7,450)
Delta Electronics, Inc.	JPMorgan Chase Bank N.A.	479,000	10/13/23	USD	362.02	USD	155,736	(2,280)
Fujimi, Inc.	BNP Paribas SA	54,000	10/13/23	JPY	3,322.05	JPY	162,041	(3,031)
GMO Payment Gateway, Inc.	Citibank N.A.	14,700	10/13/23	JPY	9,946.06	JPY	119,864	(54)
NAVER Corp.	JPMorgan Chase Bank N.A.	19,100	10/13/23	USD	228,430.00	USD	3,853,522	(3,942)
Altium Ltd.	UBS AG	54,400	10/17/23	AUD	50.12	AUD	2,336	(272)
ASM International NV	Goldman Sachs International	30,300	10/17/23	EUR	449.72	EUR	11,968	(36,747)
Informa PLC	Goldman Sachs International	329,500	10/17/23	GBP	7.30	GBP	2,466	(102,938)
Lotes Co. Ltd.	JPMorgan Chase Bank N.A.	27,900	10/17/23	USD	887.86	USD	23,016	(4,418)
SiteMinder Ltd.	Goldman Sachs International	53,000	10/17/23	AUD	4.68	AUD	244	(6,979)
Wise PLC, Class A	Morgan Stanley & Co. International PLC	90,000	10/17/23	GBP	6.83	GBP	615	(29,129)
Alphawave IP Group PLC	Morgan Stanley & Co. International PLC	100,000	10/18/23	GBP	1.62	GBP	114	(4)
Alphawave IP Group PLC	Morgan Stanley & Co. International PLC	75,000	10/19/23	GBP	1.65	GBP	86	(3)
BE Semiconductor Industries NV	Morgan Stanley & Co. International PLC	22,800	10/19/23	EUR	114.47	EUR	2,109	(1,344)
Lotes Co. Ltd.	JPMorgan Chase Bank N.A.	59,000	10/19/23	USD	918.75	USD	48,671	(4,446)
Unimicron Technology Corp.	JPMorgan Chase Bank N.A.	710,000	10/19/23	USD	198.22	USD	123,655	(8,591)
Wise PLC, Class A	Goldman Sachs International	95,900	10/19/23	GBP	6.83	GBP	655	(32,884)
Xero Ltd.	UBS AG	40,300	10/19/23	AUD	128.33	AUD	4,508	(1,961)
Kaspi.KZ JSC, GDR, Registered Shares	Morgan Stanley & Co. International PLC	3,000	10/23/23	USD	99.22	USD	290	(7,370)
Accton Technology Corp.	Morgan Stanley & Co. International PLC	360,000	10/24/23	USD	476.70	USD	178,291	(398,675)
Alchip Technologies Ltd.	JPMorgan Chase Bank N.A.	64,000	10/24/23	USD	2,724.80	USD	173,170	(298,061)
Appier Group, Inc.	Société Générale	195,300	10/24/23	JPY	1,801.06	JPY	310,483	(32,927)
ASPEED Technology, Inc.	JPMorgan Chase Bank N.A.	50,000	10/24/23	USD	2,877.00	USD	139,036	(168,471)
eMemory Technology, Inc.	JPMorgan Chase Bank N.A.	40,000	10/24/23	USD	2,145.36	USD	81,068	(72,315)
Nexon Co. Ltd.	Citibank N.A.	154,900	10/24/23	JPY	2,907.32	JPY	413,628	(21,310)
SiteMinder Ltd.	Goldman Sachs International	53,000	10/24/23	AUD	4.68	AUD	244	(8,385)
SiteMinder Ltd.	UBS AG	30,900	10/24/23	AUD	4.87	AUD	142	(3,354)
SK Hynix, Inc.	JPMorgan Chase Bank N.A.	5,800	10/24/23	USD	123,516.38	USD	662,630	(4,135)
Wise PLC, Class A	Goldman Sachs International	79,600	10/24/23	GBP	7.25	GBP	544	(14,135)
Alphawave IP Group PLC	Morgan Stanley & Co. International PLC	100,000	10/25/23	GBP	1.52	GBP	114	(116)
Altium Ltd.	UBS AG	60,400	10/25/23	AUD	47.91	AUD	2,594	(4,999)
Freee KK	Goldman Sachs International	94,600	10/25/23	JPY	3,180.68	JPY	279,252	(51,579)
Informa PLC	Goldman Sachs International	356,600	10/25/23	GBP	7.69	GBP	2,669	(27,136)
Lasertec Corp.	UBS AG	47,700	10/25/23	JPY	21,879.96	JPY	1,108,537	(612,558)
Lattice Semiconductor Corp.	Citibank N.A.	40,800	10/25/23	USD	93.43	USD	3,506	(55,168)
Lotes Co. Ltd.	Morgan Stanley & Co. International PLC	14,000	10/25/23	USD	919.95	USD	11,549	(1,751)
Axcelis Technologies, Inc.	Citibank N.A.	6,900	10/30/23	USD	188.34	USD	1,125	(18,731)
Alphawave IP Group PLC	Goldman Sachs International	100,000	10/31/23	GBP	1.60	GBP	114	(79)
Altium Ltd.	UBS AG	56,900	10/31/23	AUD	49.36	AUD	2,443	(3,496)
Kaspi.KZ JSC, GDR, Registered Shares	Morgan Stanley & Co. International PLC	3,000	10/31/23	USD	99.22	USD	290	(9,081)
SiteMinder Ltd.	Goldman Sachs International	53,000	10/31/23	AUD	4.68	AUD	244	(9,612)
SK Hynix, Inc.	JPMorgan Chase Bank N.A.	47,996	10/31/23	USD	123,072.74	USD	5,483,374	(44,578)
Soitec SA	Goldman Sachs International	13,800	10/31/23	EUR	167.84	EUR	2,166	(32,326)
Wiwynn Corp.	Morgan Stanley & Co. International PLC	61,000	10/31/23	USD	1,662.00	USD	91,821	(113,228)
Informa PLC	Goldman Sachs International	323,100	11/01/23	GBP	7.63	GBP	2,418	(41,897)
Synopsys, Inc.	UBS AG	16,000	11/02/23	USD	477.88	USD	7,344	(123,143)
Kaspi.KZ JSC, GDR, Registered Shares	Morgan Stanley & Co. International PLC	3,000	11/07/23	USD	99.22	USD	290	(10,425)
SiteMinder Ltd.	UBS AG	30,900	11/07/23	AUD	4.92	AUD	142	(4,340)
SK Hynix, Inc.	JPMorgan Chase Bank N.A.	5,900	11/07/23	USD	123,516.38	USD	674,054	(5,828)
Altium Ltd.	UBS AG	56,900	11/08/23	AUD	46.34	AUD	2,443	(21,125)
BE Semiconductor Industries NV	Morgan Stanley & Co. International PLC	16,600	11/08/23	EUR	94.73	EUR	1,536	(76,673)

5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Science and Technology Term Trust (BSTZ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
CD Projekt SA	Goldman Sachs International	20,600	11/08/23	PLN	144.69	PLN	2,571	$(6,033)
Delta Electronics, Inc.	JPMorgan Chase Bank N.A.	72,000	11/08/23	USD	339.56	USD	23,409	(14,096)
Kaspi.KZ JSC, GDR, Registered Shares	Morgan Stanley & Co. International PLC	5,000	11/08/23	USD	98.64	USD	484	(18,911)
Pure Storage, Inc., Class A	JPMorgan Chase Bank N.A.	84,500	11/08/23	USD	39.16	USD	3,010	(37,593)
SiteMinder Ltd.	Citibank N.A.	109,000	11/08/23	AUD	4.73	AUD	503	(20,627)
Soitec SA	Morgan Stanley & Co. International PLC	6,000	11/08/23	EUR	159.36	EUR	942	(41,335)
Wise PLC, Class A	UBS AG	47,200	11/08/23	GBP	6.98	GBP	323	(18,727)
Yageo Corp.	Morgan Stanley & Co. International PLC	20,000	11/08/23	USD	530.40	USD	10,513	(8,320)
Alphawave IP Group PLC	Barclays Bank PLC	100,000	11/09/23	GBP	1.23	GBP	114	(5,084)
Altium Ltd.	UBS AG	34,500	11/09/23	AUD	45.20	AUD	1,481	(20,649)
Fujimi, Inc.	Citibank N.A.	53,300	11/09/23	JPY	3,117.24	JPY	159,940	(36,060)
Informa PLC	UBS AG	69,600	11/09/23	GBP	7.61	GBP	521	(12,074)
Yageo Corp.	JPMorgan Chase Bank N.A.	212,000	11/09/23	USD	534.86	USD	111,438	(77,181)
Alphawave IP Group PLC	UBS AG	50,000	11/14/23	GBP	1.34	GBP	57	(1,343)
BE Semiconductor Industries NV	Morgan Stanley & Co. International PLC	39,400	11/14/23	EUR	91.26	EUR	3,645	(281,636)
CD Projekt SA	Goldman Sachs International	20,500	11/14/23	PLN	144.69	PLN	2,559	(7,672)
GMO Payment Gateway, Inc.	BNP Paribas SA	28,200	11/14/23	JPY	8,402.02	JPY	229,942	(62,333)
Kaspi.KZ JSC, GDR, Registered Shares	Morgan Stanley & Co. International PLC	5,000	11/14/23	USD	99.78	USD	484	(18,255)
SiteMinder Ltd.	Citibank N.A.	109,000	11/14/23	AUD	4.78	AUD	503	(21,076)
Soitec SA	Morgan Stanley & Co. International PLC	17,500	11/14/23	EUR	155.59	EUR	2,747	(169,861)
Wise PLC, Class A	UBS AG	95,000	11/14/23	GBP	6.98	GBP	649	(40,813)
SiteMinder Ltd.	Goldman Sachs International	50,800	11/15/23	AUD	5.00	AUD	234	(7,346)
Ibiden Co. Ltd.	BNP Paribas SA	93,000	11/16/23	JPY	7,919.48	JPY	737,150	(264,109)
Nikon Corp.	BNP Paribas SA	211,000	11/16/23	JPY	1,684.05	JPY	332,090	(35,830)
Wolters Kluwer NV	Morgan Stanley & Co. International PLC	47,300	11/16/23	EUR	115.57	EUR	5,417	(155,497)
Lattice Semiconductor Corp.	JPMorgan Chase Bank N.A.	43,500	12/06/23	USD	88.58	USD	3,738	(259,458)

								$(4,614,585)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Science and Technology Term Trust (BSTZ)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$39,055,339	$—	$—	$39,055,339
Broadline Retail	30,765,691	—	—	30,765,691
Chemicals	—	5,383,440	—	5,383,440
Communications Equipment	—	18,226,501	—	18,226,501
Consumer Finance	15,331,087	—	—	15,331,087
Diversified Consumer Services	—	—	3,503,142	3,503,142
Electronic Equipment, Instruments & Components	36,867,636	62,931,799	—	99,799,435
Entertainment	40,041,836	9,862,617	—	49,904,453
Financial Services	—	12,993,296	—	12,993,296
Hotels, Restaurants & Leisure	12,145,564	—	—	12,145,564
Household Durables	—	5,555,574	—	5,555,574
Interactive Media & Services	8,138,490	9,070,607	—	17,209,097
IT Services	23,625,005	—	52,560,573	76,185,578
Media	—	24,625,320	—	24,625,320
Professional Services	14,629,629	19,054,244	—	33,683,873
Semiconductors & Semiconductor Equipment	231,030,085	140,914,420	—	371,944,505
Software	156,204,890	60,519,397	44,572,329	261,296,616
Specialty Retail	3,047,540	—	—	3,047,540
Technology Hardware, Storage & Peripherals	32,370,447	8,393,514	—	40,763,961
Preferred Securities
Preferred Stocks	—	—	443,786,234	443,786,234

	$643,253,239	$377,530,729	$544,422,278	1,565,206,246

Investments Valued at NAV(a)				21,670,730

				$1,586,876,976

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(4,261,612)	$(6,238,291)	$—	$(10,499,903)

(a)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants	Total

Assets
Opening balance, as of December 31, 2022	$94,490,236	$413,908,201	$44,581	$508,443,018
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Other(a)	224,160	(224,160)	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(b)	5,921,648	30,102,193	(44,581)	35,979,260
Purchases	—	—	—	—
Sales	—	—	—	—

Closing balance, as of September 30, 2023	$100,636,044	$443,786,234	$—	$544,422,278

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(b)	$5,921,648	$30,102,193	$—	$36,023,841

(a)	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Science and Technology Term Trust (BSTZ)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Common Stocks	$100,636,044	Market	Revenue Multiple	1.15x - 25.09x		13.64x
			Volatility	60% - 70%		61%
			Time to Exit	1.0 - 3.0 years		1.3 years

Preferred Stocks	443,786,234	Market	Revenue Multiple	1.80x - 33.75x		16.76x
			Time to Exit	3.0 - 4.0 years		3.9 years
			Volatility	38% - 70%		51%
			Market Adjustment Multiple	1.20x - 1.20x		1.20x
			Gross Profit Multiple	6.75x		—

	$544,422,278

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

PLN	Polish Zloty

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CD	Certificate of Deposit

GDR	Global Depositary Receipt

JSC	Joint Stock Company

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8